Disclosures About Capitalized Costs, Costs Incurred (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Oil And Gas Property Successful Effort Method
Capitalized costs related to oil and gas activities are as follows (in thousands):

	December 31,
	2014	2013
Company:
Unproved properties	$—	$—
Proved properties	1,122	4,949
	1,122	4,949
Accumulated depreciation and depletion	(824)	(1,868)
	$298	$3,081
Company’s Share of Piceance Energy:
Unproved properties	$15,872	$15,763
Proved properties	183,937	168,378
	199,809	184,141
Accumulated depreciation and depletion	(49,666)	(38,452)
	$150,143	$145,689

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure
Costs incurred in oil and gas activities including costs associated with assets retirement obligations, are as follows (in thousands):

	Year Ended December 31,
	2014	2013
Company:
Development costs incurred on proved undeveloped reserves	$—	$—
Development costs—other	102	142
Total	$102	$142
Company’s Share of Piceance Energy:
Unproved properties acquisition costs	$—	$—
Development costs—other	15,599	6,380
Total	$15,599	$6,380

Capitalized Exploratory Well Costs, Roll Forward
A summary of the results of operations for oil and gas producing activities, excluding general and administrative costs, is as follows:

	Year Ended December 31,
	2014	2013
Company:
Revenue:
Oil and gas revenues	$5,984	$7,739
Expenses:
Production costs	5,673	5,696
Depletion and amortization	2,376	1,593
Exploration	—	—
Abandoned and impaired properties	—	—
Results of operations of oil and gas producing activities	$(2,065)	$450
Company’s share of Piceance Energy:
Revenue:
Oil and gas revenues	$26,829	$20,364
Expenses:
Production costs	11,140	9,885
Depletion and amortization	10,921	8,855
Results of operations of oil and gas producing activities	$4,768	$1,624
Total Company and Piceance Energy income from operations of oil and gas producing activities	$2,703	$2,074